FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measurements Input) (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets:
Derivative assets	$ 3,620	$ 1,068
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative assets	Derivative assets
Total financial assets	$ 3,620	$ 1,068
Liabilities:
Holdback Amount		800
Earn-Out Consideration	43,970
Total financial liabilities	43,970	9,818
DPI [Member]
Liabilities:
Earn-Out Consideration		9,018
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets	0	0
Total financial assets	0	0
Liabilities:
Holdback Amount		800
Earn-Out Consideration	0
Total financial liabilities	0	800
Fair Value, Inputs, Level 1 [Member] | DPI [Member]
Liabilities:
Earn-Out Consideration		0
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets	3,620	1,068
Total financial assets	3,620	1,068
Liabilities:
Holdback Amount		0
Earn-Out Consideration	0
Total financial liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | DPI [Member]
Liabilities:
Earn-Out Consideration		0
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets	0	0
Total financial assets	0	0
Liabilities:
Holdback Amount		0
Earn-Out Consideration	43,970	9,018
Total financial liabilities	$ 43,970	9,018
Fair Value, Inputs, Level 3 [Member] | DPI [Member]
Liabilities:
Earn-Out Consideration		$ 9,018